Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Transactions with ING Groep N.V.'s main subsidiairies

Transactions with ING Groep N.V.'s main subsidiaries
in EUR million	2022	2021
Assets	65,704	56,349
Liabilities	56	55

Income received	1,426	1,158
Expenses paid	4	15

Transaction with ING Group's main associates and joint ventures

Transactions with ING Group’s main associates and joint ventures
	Associates		Joint ventures
in EUR million	2022	2021	2022	2021
Assets	121	115	0	0
Liabilities	309	417	1	3
Off-balance sheet commitments	28	24	0	0

Income received	12	42	0	0
Expenses paid	0	0	0	0

Summary of information about key management personnel

Key management personnel compensation (Executive Board and Management Board Banking)
2022 in EUR thousands	Executive Board of ING Groep N.V.	Management Board Banking [1]	Total
Fixed Compensation
– Base salary	4,220	4,969	9,189
– Collective fixed allowances [2]	1,011	1,073	2,084
– Pension costs	70	116	186
– Severance benefits		932	932
Variable compensation
– Upfront cash		803	803
– Upfront shares	268	803	1,071
– Deferred cash		1,204	1,204
– Deferred shares	401	1,204	1,605
– Other emoluments [3]	296	638	934
Total compensation	6,266	11,742	18,008
1Excluding members of the Management Board Banking that are also members of the Executive Board of ING Groep N.V.
2The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5% and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR 114,866.
3This includes amongst others: housing, school/tuition fees, international health insurance, relocation costs and tax and financial planning.

Key management personnel compensation (Executive Board and Management Board Banking)
	Executive Board of ING Groep N.V. [3]	Management Board Banking [1,4]	Total
2021 in EUR thousands
Fixed Compensation
– Base salary	3,836	5,024	8,860
– Collective fixed allowances [2]	954	1,214	2,168
– Pension costs	64	116	180
– Severance benefits		1,075	1,075
Variable compensation
– Upfront cash		664	664
– Upfront shares	265	691	956
– Deferred cash		997	997
– Deferred shares	398	1,036	1,434
– Other emoluments [5]	274	959	1,233
Total compensation	5,791	11,776	17,567
1Excluding members of the Management Board Banking that are also members of the Executive Board of ING Groep N.V.
2The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5% and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR 112,189.
3In 2021 one member of the Executive Board joined ING during the year. The table includes compensation earned in the capacity as Executive Board member as of the appointment at the AGM on 26 April 2021.
4One member of the Management Board Banking left ING during the reporting year 2021. In line with applicable regulation a severance payment was granted.
5This includes amongst others: housing, school/tuition fees, international health insurance, relocation costs and tax and financial planning.

Summary of key management personnel compensation of supervisory board

Key management personnel compensation (Supervisory Board)
in EUR thousands	2022	2021
Total compensation	1,048	994

Disclosure of shares and stock options to key management

Number of ING Groep N.V. shares and stock options to key management personnel
	ING Groep N.V. shares
in numbers	2022	2021
Executive Board members	108,217	91,853
Management Board Banking	294,574	237,525
Supervisory Board members	5,295	5,295
Total number of shares and stock options	408,086	334,673